DIVESTITURES	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DIVESTITURES	DIVESTITURES
Discontinued Operations

In 2023, the Company announced plans to exit its Fire & Security and Commercial Refrigeration businesses over the course of 2024. The announced plan to exit the Fire & Security segment represents a single disposal plan to separately divest multiple businesses over different reporting periods. Upon the CRF Business qualifying as held for sale during the year ended December 31, 2024, the components of the Fire & Security segment in aggregate met the criteria to be presented as discontinued operations in the accompanying Consolidated Statement of Operations and Consolidated Statement of Cash Flows. In addition, the assets and liabilities of the CRF Business have been reclassified to held for sale at December 31, 2023. The results of the CCR business did not meet the criteria to be presented in discontinued operations.

The components of Discontinued operations, net of tax are as follows:

(In millions)	2024	2023	2022
Net sales	$2,323	$3,147	$3,133
Costs of sales	(1,390)	(1,926)	(1,966)
Research and development	(86)	(124)	(123)
Selling, general and administrative	(564)	(690)	(535)
Other income (expense), net	(584)	26	22
Gain (loss) on divestitures and deconsolidation	5,176	(297)	—
Interest (expense) income, net	(41)	(51)	(62)
Earnings before income taxes	4,834	85	469
Income tax (expense) benefit	1,391	(128)	(92)
Tax on divestitures and deconsolidation	(1,729)	5	—
Discontinued operations, net of tax	$4,496	$(38)	$377
Portfolio Transformation

The following table summarizes assets and liabilities classified as held for sale:

	December 31, 2023
(In millions)	Commercial Refrigeration	Access Solutions	Industrial Fire	Commercial & Residential Fire	Total
Cash and cash equivalents	$131	$6	$20	$163	$320
Accounts receivable, net	274	104	101	401	880
Inventories, net	84	31	65	394	574
Other assets, current	113	5	46	25	189
Fixed assets, net	78	13	22	133	246
Intangible assets, net	—	53	2	83	138
Goodwill	72	1,498	439	469	2,478
Operating lease right-of-use assets	49	13	28	70	160
Other assets	44	10	13	41	108
Total assets held for sale	$845	$1,733	$736	$1,779	$5,093

Accounts payable	$129	$20	$39	$259	$447
Accrued liabilities	204	74	77	239	594
Long-term debt, including current portion	8	—	—	—	8
Future pension and post-retirement obligations	203	—	1	6	210
Future income tax obligations	4	2	3	12	21
Operating lease liabilities	40	11	23	58	132
Other long-term liabilities	3	12	9	14	38
Total liabilities held for sale	$591	$119	$152	$588	$1,450

On June 2, 2024, the Company completed the sale of Access Solutions for cash proceeds of $5.0 billion. Access Solutions, historically reported in the Company's Fire & Security segment, is a global supplier of physical security and digital access solutions supporting the hospitality, commercial, education and military markets. The Company recognized a net gain on the sale of $1.8 billion, which is included in Discontinued operations, net of tax on the accompanying Consolidated Statement of Operations.

On July 1, 2024, the Company completed the sale of Industrial Fire for cash proceeds of $1.4 billion. Industrial Fire, historically reported in the Company's Fire & Security segment, is a leading manufacturer of a full spectrum of fire detection and suppression solutions and services in critical high-hazard environments, including oil and gas, power generation, marine and offshore facilities, automotive, data centers and aircraft hangars. The Company recognized a net gain on the sale of $319 million, which is included in Discontinued operations, net of tax on the accompanying Consolidated Statement of Operations.

On October 1, 2024, the Company completed the sale of CCR for cash proceeds of $679 million. CCR, historically reported in the Company's Climate Solutions Transportation segment, is a global supplier of turnkey solutions for commercial refrigeration systems and services, with a primary focus on serving food retail customers, cold storage facilities and warehouses. The Company recognized a gross gain on the sale of $318 million, which is included in Other income (expense), net on the accompanying Consolidated Statement of Operations. The net proceeds received are subject to working capital and other adjustments provided in the stock purchase agreement governing the sale of CCR.

On December 2, 2024, the Company completed the sale of the CRF Business for cash proceeds of $2.9 billion. The CRF Business, historically reported in the Company's Fire & Security segment, is a leading manufacturer of fire detection and alarm solutions for both commercial and residential applications. The Company recognized a net gain on the sale of $1.4 billion, which is included in Discontinued operations, net of tax on the accompanying Consolidated Statement of Operations. The net proceeds received are subject to working capital and other adjustments provided in the stock purchase agreement governing the sale of the CRF Business.
The following table summarizes the assets and liabilities divested as of their respective dates of sale:

(In millions)	Access Solutions	Industrial Fire	Commercial Refrigeration	Commercial & Residential Fire
Cash and cash equivalents	$82	$40	$121	$64
Accounts receivable, net	90	93	217	422
Inventories, net	43	73	99	408
Other current assets	6	55	155	26
Fixed assets, net	18	24	84	127
Intangible assets, net	53	2	10	81
Goodwill	1,467	452	72	449
Operating lease right-of-use assets	16	24	48	66
Other assets	8	2	46	29
Total assets held for sale	$1,783	$765	$852	$1,672

Accounts payable	$54	$43	$124	$195
Accrued liabilities	80	65	154	153
Operating lease liabilities	17	24	49	66
Other long-term liabilities	10	6	213	24
Total liabilities held for sale	$161	$138	$540	$438